UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) (Sept 2020 Note) - USD ($)	Preferred Stock Series A	Preferred Stock Series B	Common Stock	Treasury Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Beginning balance, shares at Dec. 31, 2017	0	0	17,960,741	0
Beginning balance, value at Dec. 31, 2017	$ 0	$ 0	$ 1,796	$ 0	$ 32,930,067	$ (33,896,163)	$ 0	$ (964,300)
Net loss						(3,094,306)		(3,094,306)
Beneficial conversion feature of note discount					2,072,000			2,072,000
Issuance of Preferred Stock, shares	60,000
Issuance of Preferred Stock, value	$ 60,000							60,000
Issuance of common stock for acquisition fees, shares			981,765
Issuance of common stock for acquisition fees, value			$ 98		1,612,502			1,612,600
Stock-based compensation related to warrant issuances					27,707			27,707
Ending balance, shares at Dec. 31, 2018	60,000	0	18,942,506	0
Ending balance, value at Dec. 31, 2018	$ 60,000	$ 0	$ 1,894	$ 0	36,642,276	(36,990,469)	0	(286,299)
Net loss						(1,068,669)	(73,552)	(1,142,221)
Issuance of Preferred Stock, shares		178,000
Issuance of Preferred Stock, value		$ 178,000						178,000
Conversion of convertible notes and accrued interest to common shares, shares			5,505,530
Conversion of convertible notes and accrued interest to common shares, value			$ 551		2,201,662			2,202,213
Issuance of common stock to purchase non-controlling interest in GN, shares			7,988,963
Issuance of common stock to purchase non-controlling interest in GN, value			$ 799		11,263,639			11,264,438
Stock-based compensation related to warrant issuances					161,133			161,133
Repurchase of shares from investor, shares				133,200
Repurchase of shares from investor, value				$ (13)	(98,942)			(98,955)
Ending balance, shares at Mar. 31, 2019	60,000	178,000	32,436,999	133,200
Ending balance, value at Mar. 31, 2019	$ 60,000	$ 178,000	$ 3,244	$ (13)	50,169,767	(38,059,138)	(73,552)	12,278,509
Beginning balance, shares at Dec. 31, 2018	60,000	0	18,942,506	0
Beginning balance, value at Dec. 31, 2018	$ 60,000	$ 0	$ 1,894	$ 0	36,642,276	(36,990,469)	0	(286,299)
Ending balance, shares at Sep. 30, 2019	60,000	475,000	36,136,999	133,200
Ending balance, value at Sep. 30, 2019	$ 60,000	$ 475,000	$ 3,614	$ (13)	60,127,768	(48,127,754)	73,153	12,611,968
Beginning balance, shares at Dec. 31, 2018	60,000	0	18,942,506	0
Beginning balance, value at Dec. 31, 2018	$ 60,000	$ 0	$ 1,894	$ 0	36,642,276	(36,990,469)	0	(286,299)
Net loss						(20,451,080)		(20,451,080)
Change in foreign currency translation							137,696	137,696
Issuance of common stock in connection with the issuance of convertible debt, shares			1,550,000
Issuance of common stock in connection with the issuance of convertible debt, value			$ 155		5,074,845			5,075,000
Issuance of Preferred Stock, shares		475,000
Issuance of Preferred Stock, value		$ 475,000						4,575,000
Issuance of common stock for acquisition fees, shares			2,500,000
Issuance of common stock for acquisition fees, value			$ 250		5,799,749			5,799,999
Conversion of convertible notes and accrued interest to common shares, shares			5,505,530
Conversion of convertible notes and accrued interest to common shares, value			$ 551		2,201,662			2,202,213
Issuance of common stock to purchase non-controlling interest in GN, shares			7,988,963
Issuance of common stock to purchase non-controlling interest in GN, value			$ 799		11,263,639			11,264,438
Stock-based compensation related to warrant issuances					736,186			736,186
Repurchase of shares from investor, shares				133,200
Repurchase of shares from investor, value				$ (13)	(98,942)			(98,955)
Ending balance, shares at Dec. 31, 2019	60,000	475,000	36,486,999	133,200
Ending balance, value at Dec. 31, 2019	$ 60,000	$ 475,000	$ 3,649	$ (13)	61,619,415	(57,441,549)	137,696	4,854,198
Beginning balance, shares at Mar. 31, 2019	60,000	178,000	32,436,999	133,200
Beginning balance, value at Mar. 31, 2019	$ 60,000	$ 178,000	$ 3,244	$ (13)	50,169,767	(38,059,138)	(73,552)	12,278,509
Net loss						(748,079)		(748,079)
Change in foreign currency translation							(70,644)	(70,644)
Issuance of Preferred Stock, shares		110,000
Issuance of Preferred Stock, value		$ 110,000						110,000
Stock-based compensation related to warrant issuances					161,335			161,335
Ending balance, shares at Jun. 30, 2019	60,000	288,000	32,436,999	133,200
Ending balance, value at Jun. 30, 2019	$ 60,000	$ 288,000	$ 3,244	$ (13)	50,331,103	(38,807,217)	(144,196)	11,731,121
Net loss						(9,320,537)		(9,320,537)
Change in foreign currency translation							217,349	217,349
Issuance of common stock in connection with the issuance of convertible debt, shares			1,200,000
Issuance of common stock in connection with the issuance of convertible debt, value			$ 120		3,797,880			3,798,000
Issuance of Preferred Stock, shares		187,000
Issuance of Preferred Stock, value		$ 187,000						187,000
Issuance of common stock for acquisition fees, shares			2,500,000
Issuance of common stock for acquisition fees, value			$ 250		5,799,750			5,800,000
Stock-based compensation related to warrant issuances					199,035			199,035
Ending balance, shares at Sep. 30, 2019	60,000	475,000	36,136,999	133,200
Ending balance, value at Sep. 30, 2019	$ 60,000	$ 475,000	$ 3,614	$ (13)	60,127,768	(48,127,754)	73,153	12,611,968
Beginning balance, shares at Dec. 31, 2019	60,000	475,000	36,486,999	133,200
Beginning balance, value at Dec. 31, 2019	$ 60,000	$ 475,000	$ 3,649	$ (13)	61,619,415	(57,441,549)	137,696	4,854,198
Net loss						(4,214,818)		(4,214,818)
Change in foreign currency translation							(67,273)	(67,273)
Issuance of common stock in connection with the issuance of convertible debt, shares			153,940
Issuance of common stock in connection with the issuance of convertible debt, value			$ 15		130,834			130,849
Beneficial conversion feature of note discount					438,000			438,000
Stock-based compensation related to warrant issuances					206,579			206,579
Ending balance, shares at Mar. 31, 2020	60,000	475,000	36,640,939	133,200
Ending balance, value at Mar. 31, 2020	$ 60,000	$ 475,000	$ 3,664	$ (13)	62,394,828	(61,656,367)	70,422	1,347,534
Beginning balance, shares at Dec. 31, 2019	60,000	475,000	36,486,999	133,200
Beginning balance, value at Dec. 31, 2019	$ 60,000	$ 475,000	$ 3,649	$ (13)	61,619,415	(57,441,549)	137,696	4,854,198
Ending balance, shares at Sep. 30, 2020	60,000	475,000	42,654,399	133,200
Ending balance, value at Sep. 30, 2020	$ 60,000	$ 475,000	$ 4,265	$ (13)	66,673,255	(65,781,637)	30,197	1,461,067
Beginning balance, shares at Mar. 31, 2020	60,000	475,000	36,640,939	133,200
Beginning balance, value at Mar. 31, 2020	$ 60,000	$ 475,000	$ 3,664	$ (13)	62,394,828	(61,656,367)	70,422	1,347,534
Net loss						(1,472,479)		(1,472,479)
Change in foreign currency translation							13,481	13,481
Issuance of common stock to purchase non-controlling interest in GN, shares			5,507,400
Issuance of common stock to purchase non-controlling interest in GN, value			$ 551		2,477,871			2,478,422
Shares issued for services, shares			300,000
Shares issued for services, value			$ 30		152,970			153,000
Stock-based compensation related to warrant issuances					206,579			206,579
Ending balance, shares at Jun. 30, 2020	60,000	475,000	42,448,339	133,200
Ending balance, value at Jun. 30, 2020	$ 60,000	$ 475,000	$ 4,245	$ (13)	65,232,248	(63,128,846)	83,903	2,726,536
Net loss						(2,652,790)		(2,652,790)
Change in foreign currency translation							(53,706)	(53,706)
Issuance of common stock in connection with the issuance of convertible debt, shares			135,000
Issuance of common stock in connection with the issuance of convertible debt, value			$ 14		306,737			306,750
Beneficial conversion feature of note discount					649,527			649,527
Shares issued for services, shares			200,000
Shares issued for services, value			$ 20		400,980			401,000
Stock-based compensation related to warrant issuances					204,600			204,600
Return of common shares related to note payoff to note payoff, shares			(153,940)
Return of common shares related to note payoff to note payoff, value			$ (15)		(130,834)			(130,849)
Warrants exercise, shares			25,000
Warrants exercise, value			$ 3		9,998			10,000
Ending balance, shares at Sep. 30, 2020	60,000	475,000	42,654,399	133,200
Ending balance, value at Sep. 30, 2020	$ 60,000	$ 475,000	$ 4,265	$ (13)	$ 66,673,255	$ (65,781,637)	$ 30,197	$ 1,461,067